                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                 811-4014

(Exact name of registrant as specified in charter): Meridian Fund, Inc.

(Address of principal executive offices):          60 E. Sir Francis Drake Blvd
                                                   Ste. #306
                                                   Larkspur, CA. 94939

(Name and address of agent for service):           Gregg B. Keeling
                                                   60 E. Sir Francis Drake Blvd
                                                   Ste. #306
                                                   Larkspur, CA. 94939

Registrant's telephone number:                     (415) 461-8770

Date of fiscal year end:                           June 30, 2008

Date of reporting period:                          March 31, 2008

ITEM 1 - SCHEDULE OF INVESTMENTS

MERIDIAN EQUITY INCOME FUND(R)

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                Shares            Value*
                                           ---------------   ---------------
COMMON STOCKS - 94.7%


  AEROSPACE/DEFENSE - 1.8%
     Boeing Co. ........................         9,100         $   676,767


  AIR FREIGHT & LOGISTICS - 2.0%
     United Parcel Service, Inc. Class
       B................................        10,455             763,424


  APPAREL ACCESSORIES & LUXURY GOODS - 1.9%
     VF Corp. ..........................         9,000             697,590


  AUTO PARTS & EQUIPMENT - 2.0%
     Autoliv, Inc. (Sweden).............        14,680             736,936


  BANKING - 1.7%
     Regions Financial Corp. ...........        32,900             649,775


  BANKING-INVESTMENT BANKING & BROKERAGE - 1.7%
     Morgan Stanley.....................        14,100             644,370


  BANKING-DIVERSIFIED BANKS - 1.7%
     Comerica, Inc. ....................        18,345             643,543


  BREWERS - 1.9%
     Anheuser-Busch Cos., Inc. .........        14,800             702,260


  CHEMICALS-DIVERSIFIED - 1.8%
     Dow Chemical Co. (The).............        18,600             685,410


  CHEMICALS-SPECIALTY - 2.0%
     RPM International, Inc. ...........        36,125             756,458


  COMMERCIAL PRINTING - 1.9%
     R. R. Donnelley & Sons Co. ........        23,515             712,740


  COMPUTER HARDWARE - 1.9%
     Diebold, Inc. .....................        18,975             712,511


  CONSTRUCTION MATERIALS - 2.0%
     Vulcan Materials Co. ..............        11,100             737,040


  CONSTRUCTION MATERIALS-STEEL - 2.0%
     Timken Co. ........................        25,300             751,916


  CONSUMER PRODUCTS-HOUSEHOLD - 1.9%
     Coca-Cola Co. (The)................        12,000             730,440


  CONSUMER PRODUCTS-PERSONAL CARE - 1.8%
     Nu Skin Enterprises, Inc. Class A..        37,700             679,354


  DATA PROCESSING & OUTSOURCED SERVICES - 2.1%
     Automatic Data Processing, Inc. ...        18,300             775,737


  DISTRIBUTORS - 1.9%
     Genuine Parts Co. .................        17,285             695,203


  ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
     Hubbell, Inc. Class B..............        15,450             675,011


  ENVIRONMENTAL FACILITIES & SERVICES - 1.9%
     Waste Management, Inc. ............        20,990             704,424


  FOOD DISTRIBUTORS - 1.9%
     SYSCO Corp. .......................        25,000             725,500


  FOOD & MEATS-PACKAGED - 2.0%
     Kraft Foods, Inc. Class A..........        24,700             765,947


  FOOD RETAIL - 2.0%
     SUPERVALU, Inc. ...................        25,500             764,490


MERIDIAN EQUITY INCOME FUND(R)

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                Shares            Value*
                                           ---------------   ---------------
COMMON STOCK (continued)


  GENERAL MERCHANDISE STORES - 1.8%
     Family Dollar Stores, Inc. ........        34,100         $   664,950


  HOTEL RESORTS & CRUISE LINES - 1.9%
     Carnival Corp. ....................        18,040             730,259


  HOUSEHOLD APPLIANCES - 1.9%
     Stanley Works (The)................        14,550             692,871


  HOUSEHOLD-HOME FURNISHINGS - 1.9%
     Leggett & Platt, Inc. .............        45,925             700,356


  HOUSEHOLD PRODUCTS - 1.9%
     Kimberly-Clark Corp. ..............        11,050             713,278


  HOUSEWARES SPECIALTIES - 1.8%
     Newell Rubbermaid, Inc. ...........        29,900             683,813


  INDUSTRIAL CONGLOMERATES - 3.8%
     3M Co. ............................         9,040             715,516
     Eaton Corp. .......................         9,020             718,623
                                                               -----------
                                                                 1,434,139

  INSURANCE BROKERS - 1.8%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................        20,325             683,123


  INSURANCE-LIFE & HEALTH - 2.0%
     Lincoln National Corp. ............        14,385             748,020


  INSURANCE-PROPERTY & CASUALTY - 1.9%
     Mercury General Corp. .............        16,245             719,816


  LEISURE PRODUCTS - 1.8%
     Mattel, Inc. ......................        34,100             678,590


  MACHINERY - 1.9%
     Caterpillar, Inc. .................         9,100             712,439


  MEDIA-BROADCASTING & CABLE TV - 1.9%
     CBS Corp. - Class B................        32,900             726,432


  MOTORCYLE MANUFACTURERS - 1.8%
     Harley-Davidson, Inc. .............        18,200             682,500


  OFFICE SERVICES & SUPPLIES - 2.0%
     Avery Dennison Corp. ..............        15,155             746,384


  OIL & GAS-INTEGRATED - 2.1%
     Chevron Corp. .....................         9,100             776,776


  PAPER & FOREST PRODUCTS - 1.7%
     International Paper Co. ...........        23,200             631,040


  PAPER & PACKAGING - 2.0%
     Sonoco Products Co. ...............        26,300             752,969


  PHARMACEUTICALS - 1.9%
     Johnson & Johnson..................        11,135             722,327


  RAILROADS - 1.9%
     Norfolk Southern Corp. ............        13,100             711,592


  REITs-RESIDENTIAL - 1.8%
     Mid-America Apartment Communities,
       Inc. REIT........................        13,300             662,872


  RESTAURANTS - 1.9%
     McDonald's Corp. ..................        12,500             697,125


  SEMICONDUCTORS - 2.1%
     Intel Corp. .......................        37,025             784,189


MERIDIAN EQUITY INCOME FUND(R)

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                Shares            Value*
                                           ---------------   ---------------
COMMON STOCK (continued)


  TELECOMMUNICATION SERVICES-
     INTEGRATED - 1.9%
     AT&T, Inc. ........................        18,680         $   715,444


  TOBACCO - 1.8%
     Reynolds American, Inc. ...........        11,705             690,946


  UTILITIES-MULTI - 1.9%
     AGL Resources, Inc. ...............        20,300             696,696


  TOTAL INVESTMENTS - 94.7%
     (Cost $37,680,664)...................................      35,545,792

CASH AND OTHER ASSETS, LESS
  LIABILITIES - 5.3%....................                         1,977,171
                                                               -----------


NET ASSETS - 100.0%.....................                       $37,522,963
                                                               ===========





The aggregate book cost is $37,680,664.

The aggregate gross unrealized appreciation is $926,178.
The aggregate gross unrealized depreciation is $(3,061,050).
The net unrealized depreciation is $(2,134,872).
REIT - Real Estate Investment Trust

   * INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

MERIDIAN GROWTH FUND(R)

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                  Shares                Value***
                                           --------------------   --------------------
COMMON STOCKS - 94.0%


  AEROSPACE/DEFENSE - 2.2%
     BE Aerospace, Inc.*................              1,013,900      $   35,435,805


  BANKING - 3.3%
     SVB Financial Group*...............                863,100          37,665,684
     UCBH Holdings, Inc. ...............              1,851,416          14,366,988
                                                                     --------------
                                                                         52,032,672

  BROKERAGE & MONEY MANAGEMENT - 3.6%
     Affiliated Managers Group, Inc.*...                284,000          25,770,160
     T. Rowe Price Group, Inc. .........                628,850          31,442,500
                                                                     --------------
                                                                         57,212,660

  BUSINESS SERVICES - 2.6%
     Global Payments, Inc. .............                989,000          40,905,040


  CELLULAR COMMUNICATIONS - 2.7%
     American Tower Corp. Class A*......              1,070,400          41,970,384


  CHEMICALS-SPECIALTY - 2.9%
     RPM International, Inc. ...........              2,192,310          45,906,971


  COMPUTER HARDWARE - 2.6%
     Diebold, Inc. .....................              1,096,025          41,155,739


  CONSTRUCTION - 2.3%
     Granite Construction, Inc. ........              1,113,885          36,435,178


  CONSUMER SERVICES - 2.6%
     Rollins, Inc. .....................              2,339,780          41,390,708


  DISTRIBUTORS - 1.3%
     Watsco, Inc. ......................                508,200          21,049,644


  ENERGY - 3.0%
     FMC Technologies, Inc.*............                828,200          47,116,298


  HEALTHCARE INFORMATION SERVICES - 2.2%
     Cerner Corp.*......................                938,230          34,977,214


  HEALTHCARE PRODUCTS - 9.6%
     C. R. Bard, Inc. ..................                551,175          53,133,270
     DENTSPLY International, Inc. ......              1,357,600          52,403,360
     Edwards Lifesciences Corp.*........              1,052,685          46,897,117
                                                                     --------------
                                                                        152,433,747

  HEALTHCARE SERVICES - 3.4%
     Laboratory Corp. of America
       Holdings*........................                169,100          12,459,288
     Millipore Corp.*...................                619,000          41,726,790
                                                                     --------------
                                                                         54,186,078

  HOTELS & LODGING - 0.8%
     Las Vegas Sands Corp.*.............                170,700          12,570,348


  INDUSTRIAL CONGLOMERATES - 6.6%
     Airgas, Inc. ......................                556,367          25,298,007
     Dionex Corp.*......................                555,800          42,791,042
     Pall Corp. ........................              1,032,200          36,199,254
                                                                     --------------
                                                                        104,288,303

  INDUSTRIAL SERVICES - 2.4%
     Allied Waste Industries, Inc.*.....              3,509,825          37,941,208


  INSURANCE BROKERS - 4.7%
     Brown & Brown, Inc. ...............              1,992,050          34,621,829
     Willis Group Holdings, Ltd. (United
       Kingdom).........................              1,166,530          39,207,073
                                                                     --------------
                                                                         73,828,902

  INSURANCE-PROPERTY & CASUALTY - 2.6%
     Mercury General Corp. .............                913,976          40,498,277


  LEISURE & AMUSEMENT - 3.2%
     Royal Caribbean Cruises, Ltd. .....              1,191,835          39,211,372
     Winnebago Industries, Inc. ........                633,200          10,701,080
                                                                     --------------
                                                                         49,912,452


MERIDIAN GROWTH FUND(R)

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  Shares                Value***
                                           --------------------   --------------------
COMMON STOCK (continued)


  LEISURE PRODUCTS - 0.5%
     Mattel, Inc. ......................                401,600      $    7,991,840


  REITS-DIVERSIFIED - 0.5%
     Digital Realty Trust, Inc. REIT....                224,700           7,976,850


  RESTAURANTS - 4.3%
     CBRL Group, Inc. ..................                931,988          33,337,211
     Jack in the Box, Inc.*.............              1,272,400          34,189,388
                                                                     --------------
                                                                         67,526,599


  RETAIL - 8.2%
     American Eagle Outfitters, Inc. ...              1,495,800          26,191,458
     Bed Bath & Beyond, Inc.*...........                613,400          18,095,300
     PetSmart, Inc. ....................              1,750,200          35,774,088
     Ross Stores, Inc. .................              1,656,700          49,634,732
                                                                     --------------
                                                                        129,695,578


  TECHNOLOGY - 6.2%
     NetApp, Inc.*......................              1,578,900          31,656,945
     Trimble Navigation, Ltd.*..........                856,200          24,478,758
     Zebra Technologies Corp. Class A*..              1,244,613          41,470,505
                                                                     --------------
                                                                         97,606,208


  TECH-SOFTWARE - 9.7%
     Advent Software, Inc.*.............                961,338          40,972,226
     Blackbaud, Inc. ...................                327,300           7,946,844
     Dun & Bradstreet Corp. ............                386,300          31,437,094
     MICROS Systems, Inc.*..............              1,131,400          38,082,924
     Teradata Corp.*....................              1,573,500          34,711,410
                                                                     --------------
                                                                        153,150,498


  TOTAL COMMON STOCKS - 94.0%
    (Cost $1,413,579,397)......................................       1,485,195,201
                                                                     --------------
U.S. GOVERNMENT OBLIGATIONS - 3.5%
     U.S. Treasury Bill @ 3.042%**
       due 04/10/08
       (Face Value $20,000,000)................................          19,984,900
     U.S. Treasury Bill @ 2.065%**
       due 04/17/08
       (Face Value $20,000,000)................................          19,981,689
     U.S. Treasury Bill @ 1.344%**
       due 06/12/08
       (Face Value $15,000,000)................................          14,964,150
                                                                     --------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
     (Cost $54,926,389)........................................          54,930,739
                                                                     --------------

  TOTAL INVESTMENTS - 97.5%
     (Cost $1,468,505,786).....................................       1,540,125,940

CASH AND OTHER ASSETS, LESS LIABILITIES - 2.5%.................          39,988,702
                                                                     --------------

NET ASSETS - 100.0%............................................      $1,580,114,642
                                                                     ==============




The aggregate book cost is $1,468,505,786.

The aggregate gross unrealized appreciation is $206,436,867.
The aggregate gross unrealized depreciation is $(134,816,713).
The net unrealized appreciation is $71,620,154.
REIT - Real Estate Investment Trust


    * Non-income producing securities

   ** Annualized yield at date of purchase

  *** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

MERIDIAN VALUE FUND(R)

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                  Shares                Value***
                                           --------------------   --------------------
COMMON STOCKS - 94.9%


  AEROSPACE/DEFENSE - 2.0%
     BE Aerospace, Inc.*................                766,800      $   26,799,660


  AGRICULTURE - 0.9%
     Bunge, Ltd. .......................                145,400          12,632,352


  APPAREL - 4.0%
     Hanesbrands, Inc.*.................                924,300          26,989,560
     Liz Claiborne, Inc. ...............                769,200          13,960,980
     Quiksilver, Inc.*..................              1,389,500          13,630,995
                                                                     --------------
                                                                         54,581,535

  ASSET MANAGEMENT & CUSTODY BANKS - 0.5%
     Federated Investors, Inc. Class B..                160,500           6,285,180


  BANKING - 1.6%
     Annaly Capital Management, Inc.
       REIT.............................              1,452,700          22,255,364


  BREWERS - 3.1%
     Anheuser-Busch Cos., Inc. .........                893,900          42,415,555


  BUSINESS SERVICES - 1.6%
     Hewitt Associates, Inc. Class A*...                543,800          21,626,926


  CONSUMER PRODUCTS - 8.2%
     Avon Products, Inc. ...............                963,300          38,088,882
     Briggs & Stratton Corp. ...........                943,100          16,881,490
     Electronic Arts, Inc.*.............                454,100          22,668,672
     Pactiv Corp.*......................              1,303,100          34,154,251
                                                                     --------------
                                                                        111,793,295


  ENERGY - 9.9%
     BP plc ADR
       (United Kingdom).................                432,800          26,249,320
     Exterran Holdings, Inc.*...........                263,550          17,009,517
     International Coal Group, Inc.*....              3,910,000          24,828,500
     Kinder Morgan Management, LLC*.....                836,851          42,654,319
     Transocean, Inc.*..................                184,002          24,877,070
                                                                     --------------
                                                                        135,618,726


  HEALTHCARE PRODUCTS - 11.4%
     Abbott Laboratories................                636,000          35,075,400
     American Medical Systems Holdings,
       Inc.*............................              1,872,700          26,573,613
     Baxter International, Inc. ........                456,600          26,400,612
     Beckman Coulter, Inc. .............                593,700          38,323,335
     STERIS Corp. ......................              1,120,600          30,065,698
                                                                     --------------
                                                                        156,438,658


  INDUSTRIAL PRODUCTS - 11.8%
     Albany International Corp. Class
       A................................                882,300          31,886,322
     Cabot Corp. .......................                931,000          26,068,000
     Chemtura Corp. ....................              2,182,900          16,022,486
     Franklin Electric Co., Inc. .......                389,700          13,316,049
     Mine Safety Appliances Co. ........                504,850          20,794,772
     Schnitzer Steel Industries, Inc.
       Class A..........................                190,100          13,500,902
     Sealed Air Corp. ..................              1,561,000          39,415,250
                                                                     --------------
                                                                        161,003,781


  INDUSTRIAL SERVICES - 0.4%
     ABM Industries, Inc. ..............                312,700           7,016,988


  INFORMATION TECHNOLOGY SERVICES - 3.0%
     CACI International, Inc. Class A*..                890,000          40,539,500


  INSURANCE BROKERS - 1.9%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................                782,400          26,296,464


MERIDIAN VALUE FUND(R)

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  Shares                Value***
                                           --------------------   --------------------
COMMON STOCK (continued)



  LEISURE & AMUSEMENT - 1.7%
     Polaris Industries, Inc. ..........                404,700      $   16,596,747
     Shuffle Master, Inc.*..............              1,203,800           6,440,330
                                                                     --------------
                                                                         23,037,077


  LEISURE PRODUCTS - 2.1%
     Mattel, Inc. ......................              1,424,100          28,339,590


  MEDIA - 4.6%
     Arbitron, Inc. ....................                322,400          13,914,784
     Grupo Televisa SA ADR (Mexico).....                810,200          19,639,248
     Marvel Entertainment, Inc.*........              1,098,400          29,426,136
                                                                     --------------
                                                                         62,980,168


  PHARMACEUTICALS - 3.2%
     Charles River Laboratories
       International, Inc.*.............                468,100          27,589,814
     ImClone Systems, Inc.*.............                372,700          15,809,934
                                                                     --------------
                                                                         43,399,748


  SEMICONDUCTORS - 2.7%
     Intel Corp. .......................              1,758,000          37,234,440


  TECHNOLOGY - 6.1%
     Avid Technology, Inc.*.............                740,300          18,018,902
     Entegris, Inc.*....................              2,215,900          15,932,321
     Intermec, Inc.*....................                909,700          20,186,243
     Western Digital Corp.*.............                416,400          11,259,456
     Zebra Technologies Corp. Class A*..                542,800          18,086,096
                                                                     --------------
                                                                         83,483,018

  TECH-SOFTWARE - 0.9%
     Secure Computing Corp.*............              1,851,700          11,943,465


  TELECOMMUNICATIONS EQUIPMENT - 1.2%
     Nokia Oyj ADR (Finland)............                524,700          16,701,201


  TELECOMMUNICATIONS SERVICES - 2.9%
     Verizon Communications, Inc. ......              1,101,300          40,142,385


  TRANSPORTATION-AIRLINES - 1.2%
     GOL Linhas Aereas
       Inteligentes SA ADR (Brazil).....              1,143,900          17,032,671


  TRUCKING - 1.3%
     Con-way, Inc. .....................                357,600          17,694,048


  UTILITIES - 6.7%
     Dynegy, Inc. Class A*..............              3,898,900          30,762,321
     Hawaiian Electric Industries,
       Inc. ............................              1,419,875          33,892,416
     Progress Energy, Inc. .............                636,800          26,554,560
                                                                     --------------
                                                                         91,209,297

  TOTAL COMMON STOCKS - 94.9%
       (Cost $1,311,338,821)...................................       1,298,501,092
                                                                     --------------
U.S. GOVERNMENT OBLIGATIONS - 4.3%
     U.S. Treasury Bill @ 1.702%**
       due 04/03/08
       (Face Value $15,000,000)................................          14,998,583
     U.S. Treasury Bill @ 3.042%**
       due 04/10/08
       (Face Value $15,000,000)................................          14,988,675
     U.S. Treasury Bill @ 1.344%**
       due 06/12/08
       (Face Value $30,000,000)................................          29,928,300
                                                                     --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
    (Cost $59,906,858).........................................          59,915,558
                                                                     --------------

  TOTAL INVESTMENTS - 99.2% (Cost $1,371,245,679)..............       1,358,416,650
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.8%.................          10,289,715
                                                                     --------------
NET ASSETS - 100.0%............................................      $1,368,706,365
                                                                     ==============




The aggregate book cost is $1,371,245,679.

The aggregate gross unrealized appreciation is $105,962,479.
The aggregate gross unrealized depreciation is $(118,791,508).
The net unrealized depreciation is $(12,829,029).

MERIDIAN VALUE FUND(R)

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

    * Non-income producing securities

   ** Annualized yield at date of purchase

  *** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

ITEM 2 - CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Filed herewith
--------------

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

    Meridian Fund, Inc.

By: /s/ Richard F. Aster
    ----------------------------
    Richard F. Aster
    President & CEO

Date: May 15, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Gregg B. Keeling
    ----------------------------
    Gregg B. Keeling
    CFO & Treasurer

Date: May 15, 2008

By: /s/ Richard F. Aster
    ----------------------------
    Richard F. Aster
    President & CEO

Date: May 15, 2008